Issued capital and reserves (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Shares Issued and Fully Paid
Shares issued and fully paid

	At December 31,
	2019		2020		2021
	Shares	Amount	Shares	Amount	Shares	Amount
	(in thousands, except for share data)
Ordinary shares	95,587,146	€1,912	133,934,090	€2,678	151,419,322	€3,028
Converted to U.S. dollars at historical exchange rates		$2,403		$3,269		$3,687